Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 43,217	$ 110,528	$ 354,939	$ (169,289)	$ 110,912	$ 56,769	$ (173,579)	$ (63,707)	$ 339,395	$ (69,605)	$ 143,874
Other comprehensive (loss) income									(9)	13	(1,671)
Comprehensive income (loss)									$ 339,386	$ (69,592)	$ 142,203